LVIP American Century Capital Appreciation Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.48%
Aerospace & Defense–6.56%
†Axon Enterprise, Inc.	11,420	$8,195,449
Curtiss-Wright Corp.	9,902	5,376,192
HEICO Corp.	16,700	5,391,094
Howmet Aerospace, Inc.	73,109	14,346,179
		33,308,914
Banks–0.52%
†NU Holdings Ltd. Class A	165,433	2,648,582
		2,648,582
Biotechnology–4.78%
†Alnylam Pharmaceuticals, Inc.	18,110	8,258,160
†Argenx SE ADR	8,861	6,535,519
†Natera, Inc.	58,927	9,485,479
		24,279,158
Broadline Retail–1.93%
†Coupang, Inc.	304,820	9,815,204
		9,815,204
Building Products–0.93%
Johnson Controls International PLC	43,001	4,727,960
		4,727,960
Capital Markets–5.43%
ARES Management Corp. Class A	57,388	9,175,767
†Coinbase Global, Inc. Class A	7,706	2,600,698
LPL Financial Holdings, Inc.	20,285	6,748,617
MSCI, Inc.	8,437	4,787,238
TPG, Inc.	74,878	4,301,741
		27,614,061
Chemicals–0.82%
Element Solutions, Inc.	164,739	4,146,481
		4,146,481
Commercial Services & Supplies–0.96%
Republic Services, Inc.	21,307	4,889,530
		4,889,530
Communications Equipment–1.12%
†Ciena Corp.	39,215	5,712,449
		5,712,449
Construction & Engineering–1.64%
EMCOR Group, Inc.	12,832	8,334,897
		8,334,897
Construction Materials–1.03%
Vulcan Materials Co.	17,075	5,252,611
		5,252,611
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.76%
Casey's General Stores, Inc.	9,074	$5,129,713
†Sprouts Farmers Market, Inc.	34,851	3,791,789
		8,921,502
Distributors–1.20%
Pool Corp.	19,751	6,124,193
		6,124,193
Diversified Consumer Services–0.68%
†Bright Horizons Family Solutions, Inc.	13,854	1,504,129
†Duolingo, Inc.	6,056	1,949,063
		3,453,192
Electrical Equipment–2.28%
Hubbell, Inc.	4,803	2,066,779
Vertiv Holdings Co. Class A	63,145	9,526,055
		11,592,834
Entertainment–3.62%
†ROBLOX Corp. Class A	96,546	13,373,552
†Spotify Technology SA	7,177	5,009,546
		18,383,098
Financial Services–2.27%
†Affirm Holdings, Inc.	28,718	2,098,711
†Corpay, Inc.	22,710	6,541,843
†Toast, Inc. Class A	79,660	2,908,387
		11,548,941
Ground Transportation–0.59%
Norfolk Southern Corp.	9,909	2,976,763
		2,976,763
Health Care Equipment & Supplies–5.11%
†Dexcom, Inc.	118,608	7,981,132
GE HealthCare Technologies, Inc.	69,204	5,197,221
†IDEXX Laboratories, Inc.	9,174	5,861,177
†Insulet Corp.	22,366	6,905,055
		25,944,585
Health Care Providers & Services–1.83%
Cencora, Inc.	29,723	9,289,329
		9,289,329
Health Care Technology–1.10%
†Veeva Systems, Inc. Class A	18,713	5,574,790
		5,574,790
Hotels, Restaurants & Leisure–10.84%
†Chipotle Mexican Grill, Inc.	34,115	1,336,967
†DoorDash, Inc. Class A	14,325	3,896,257
†Flutter Entertainment PLC	37,903	9,627,362
Hilton Worldwide Holdings, Inc.	56,447	14,644,610
LVIP American Century Capital Appreciation Fund–1

LVIP American Century Capital Appreciation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.	52,179	$16,884,081
†Viking Holdings Ltd.	94,741	5,889,100
Wingstop, Inc.	11,171	2,811,517
		55,089,894
Household Durables–0.81%
†TopBuild Corp.	10,567	4,130,218
		4,130,218
Household Products–0.18%
Church & Dwight Co., Inc.	10,421	913,192
		913,192
Independent Power and Renewable Electricity Producers–3.32%
Vistra Corp.	86,155	16,879,488
		16,879,488
Interactive Media & Services–0.89%
†Reddit, Inc. Class A	19,598	4,507,344
		4,507,344
IT Services–3.03%
†Cloudflare, Inc. Class A	66,061	14,176,030
†Snowflake, Inc. Class A	5,427	1,224,060
		15,400,090
Life Sciences Tools & Services–3.86%
Agilent Technologies, Inc.	7,058	905,894
Bio-Techne Corp.	130,530	7,261,384
†IQVIA Holdings, Inc.	26,526	5,038,349
†Mettler-Toledo International, Inc.	958	1,176,050
West Pharmaceutical Services, Inc.	20,027	5,253,683
		19,635,360
Machinery–0.72%
Crane Co.	19,842	3,653,706
		3,653,706
Media–0.77%
†Trade Desk, Inc. Class A	79,347	3,888,796
		3,888,796
Oil, Gas & Consumable Fuels–2.35%
Expand Energy Corp.	31,913	3,390,437
Permian Resources Corp.	184,906	2,366,797
Targa Resources Corp.	36,931	6,187,420
		11,944,654
Professional Services–2.71%
†CACI International, Inc. Class A	5,889	2,937,315
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Equifax, Inc.	19,734	$5,062,363
Verisk Analytics, Inc.	22,941	5,769,891
		13,769,569
Semiconductors & Semiconductor Equipment–3.95%
†Astera Labs, Inc.	15,954	3,123,793
†Lattice Semiconductor Corp.	85,709	6,284,184
Monolithic Power Systems, Inc.	11,573	10,654,567
		20,062,544
Software–12.09%
†Cadence Design Systems, Inc.	19,918	6,996,397
†Datadog, Inc. Class A	68,680	9,780,032
†Docusign, Inc.	67,170	4,842,285
†Fair Isaac Corp.	4,585	6,861,590
†Guidewire Software, Inc.	33,998	7,814,780
†HubSpot, Inc.	12,668	5,926,090
†Manhattan Associates, Inc.	30,113	6,172,563
†Samsara, Inc. Class A	129,431	4,821,305
†Zscaler, Inc.	27,389	8,207,388
		61,422,430
Specialty Retail–3.49%
†Burlington Stores, Inc.	30,358	7,726,111
†Carvana Co.	26,518	10,003,650
		17,729,761
Technology Hardware, Storage & Peripherals–0.27%
†Super Micro Computer, Inc.	28,571	1,369,694
		1,369,694
Textiles, Apparel & Luxury Goods–1.48%
†On Holding AG Class A	178,073	7,541,391
		7,541,391
Trading Companies & Distributors–2.56%
Fastenal Co.	169,939	8,333,809
WESCO International, Inc.	22,059	4,665,478
		12,999,287
Total Common Stock (Cost $380,736,376)		505,476,492

MONEY MARKET FUND–0.64%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	3,245,377	3,245,377
Total Money Market Fund (Cost $3,245,377)		3,245,377

LVIP American Century Capital Appreciation Fund–2

LVIP American Century Capital Appreciation Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–100.12% (Cost $383,981,753)	$508,721,869
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(612,225)
NET ASSETS APPLICABLE TO 30,810,214 SHARES OUTSTANDING–100.00%	$508,109,644

†Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LVIP American Century Capital Appreciation Fund–3